EQUI-VEST(Reg. TM)
Employer-Sponsored Retirement Programs

TSA ADVANTAGE(SM)


SUPPLEMENT DATED MAY 3, 1999
TO THE PROSPECTUS DATED MAY 3, 1999

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This supplement adds and modifies certain information contained in the prospectus dated May 3, 1999 for the EQUI-VEST deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.

We offer the series 600 TSA Advantage contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) non-profit or government entities, except those sponsored by a primary or secondary school whether or not a tax exempt entity or a public education institution described in Section 403(b)(1)(A)(i) or (ii) of the Internal Revenue Code, or by a post-secondary public education institution described in Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified under Section 501(c)(3) of the Internal Revenue Code, the TSA Advantage contract will be available only when the employer makes contributions to the plan (whether on a matching or non-elective contribution basis). Under the TSA Advantage contract, contributions including rollover contributions and direct transfer contributions from existing Section 403(b) plans (programs or arrangements) may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage contract may not currently be available in your state. Your Equitable associate can provide information about state availability.

For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA Advantage is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between Equitable Life and an employer sponsoring a 403(b) plan that uses an EQUI-VEST TSA Advantage contract as a funding vehicle for plan assets, Equitable Life may reimburse that employer for certain expenses associated with that employer's plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST TSA Advantage contract issued to a participant of that employer's 403(b) plan.

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A participant is an individual who participates in an employer's plan funded by an EQUI-VEST contract. The participant is also the annuitant who is the measuring life for determining annuity benefits.
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We may at some future time, under certain circumstances and subject to applicable law, allow a current owner of a series 100 or series 200 TSA contract to exchange it for a TSA Advantage contract. An exchange for a TSA Advantage contract may or may not be advantageous to you, based on all the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

                        ---------------------------------

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We offer the EQUI-VEST TSA Advantage contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to the EQUI-VEST series 100 and 200 TSA contracts, except for certain material differences. Terms we use in this supplement have the same meaning as in the prospectus, unless we indicate otherwise.

Material differences between TSA Advantage and the provisions of the EQUI-VEST TSA series 100 and 200 contracts described in the prospectus include the information above as well as the following:


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2
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THE FOLLOWING IS ADDED TO "EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A
GLANCE - KEY FEATURES" AT THE END OF THE INFORMATION ON PAGE 11 OF THE
PROSPECTUS UNDER "FEES AND CHARGES UNDER SERIES 300 AND 400":


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
  Fees and charges under series 600     o Daily charge on amounts invested in variable investment
                                          options for mortality and expense risks and other expenses at annual rate of 1.20%.

                                        o Annual administrative charge: $30 currently or 2% of the account value if less ($65 maximum).

                                        o Third party transfer or exchange: none currently ($65
                                          maximum).

                                        o No sales charge deducted when you make contributions.

                                        o Withdrawal charge: 6% of the amount withdrawn or the
                                          defaulted loan amount in the first six contract years. The total of all withdrawal charges may not exceed 8% of all
                                          contributions made in the first six contract years. There are many circumstances under which the withdrawal charge
                                          will not apply. They are discussed under "Charges and
                                          expenses" later in this supplement.

                                        o We also deduct a charge for taxes such as premium taxes
                                          that may be imposed in your state. The charge is generally deducted from the amount applied to an annuity payout
                                          option.

                                        o We generally deduct a $350 annuity administrative fee
                                          from amounts applied to purchase certain life annuity
                                          payout options.

                                        o Annual expenses of The Hudson River Trust and EQ
                                          Advisors Trust Portfolios are calculated as a percentage of the average daily net assets invested in each Portfolio.
                                          These expenses include management and advisory fees
                                          ranging from 0.31% to 1.15% annually, other expenses,
                                          12b-1 fees of 0.25% annually for The Hudson River Trust
                                          and EQ Advisors Trust.
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


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                                                                Fee table      3
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THE FOLLOWING TABLE AND EXAMPLES ARE ADDED AFTER "IF YOU ELECT AN ANNUITY
PAYOUT OPTIONS:" ON PAGE 18 OF THE PROSPECTUS:


Fee table


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The fee table below will help you understand the various charges and expenses that apply to the series 600 TSA Advantage contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the Portfolios that you will bear indirectly. Charges for taxes, such as premium taxes, may also apply. Also, an administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described under "Charges and expenses" later in this supplement. For a complete description of Portfolio charges and expenses, please see the prospectus for The Hudson River Trust attached at the end of this supplement and the prospectus for EQ Advisors Trust attached at the end of the prospectus.

The guaranteed interest option discussed in the prospectus is not covered by the fee table and examples. The only charges shown in the table that apply to the guaranteed interest option are the withdrawal charge and the annual administrative charge. Also, an administrative fee may apply when your annuity payments are to begin.


EQUI-VEST SERIES 600 CONTRACTS


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
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS (SEPARATE ACCOUNT A) EXPRESSED
AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
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Mortality and expense risk(1)                                                      0.95%
Other expenses                                                                     0.25%
                                                                                   ----
Total Separate Account A annual expenses(2)                                        1.20%

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CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
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Annual administrative charge(3)                                                $30

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CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
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Maximum withdrawal charge(4)                                                       6%
Third party transfer or exchange fee(5)                                           None
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


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4    Fee table
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THE HUDSON RIVER TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)


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                                     INVESTMENT                                   TOTAL
                                    MANAGEMENT &                       OTHER      ANNUAL
                                   ADVISORY FEES      12B-1 FEE(6)    EXPENSES  EXPENSES(7)
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
Alliance Aggressive Stock               0.54%            0.25%          0.03%      0.82%
Alliance Balanced                       0.41%            0.25%          0.04%      0.70%
Alliance Common Stock                   0.36%            0.25%          0.03%      0.64%
Alliance Conservative Investors         0.48%            0.25%          0.05%      0.78%
Alliance Equity Index                   0.31%            0.25%          0.03%      0.59%
Alliance Global                         0.64%            0.25%          0.07%      0.96%
Alliance Growth & Income                0.55%            0.25%          0.03%      0.83%
Alliance Growth Investors               0.51%            0.25%          0.04%      0.80%
Alliance High Yield                     0.60%            0.25%          0.03%      0.88%
Alliance Intermediate
 Government Securities                  0.50%            0.25%          0.05%      0.80%
Alliance International                  0.90%            0.25%          0.16%      1.31%
Alliance Money Market                   0.35%            0.25%          0.02%      0.62%
Alliance Quality Bond                   0.53%            0.25%          0.04%      0.82%
Alliance Small Cap Growth               0.90%            0.24%          0.06%      1.20%
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

EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)



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                                                                                               TOTAL
                                                                               OTHER           ANNUAL
                                            INVESTMENT                        EXPENSES        EXPENSES
                                           MANAGEMENT &                    (AFTER EXPENSE  (AFTER EXPENSE
                                          ADVISORY FEES      12B-1 FEE(6)    LIMITATION)     LIMITATION)(8)
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
MFS Emerging Growth Companies                  0.55%            0.25%           0.05%            0.85%
MFS Research                                   0.55%            0.25%           0.05%            0.85%
Merrill Lynch Basic Value Equity               0.55%            0.25%           0.05%            0.85%
Merrill Lynch World Strategy                   0.70%            0.25%           0.25%            1.20%
Morgan Stanley Emerging Markets Equity         1.15%            0.25%           0.35%            1.75%
EQ/Putnam Balanced                             0.55%            0.25%           0.10%            0.90%
EQ/Putnam Growth & Income Value                0.55%            0.25%           0.05%            0.85%
T. Rowe Price Equity Income                    0.55%            0.25%           0.05%            0.85%
T. Rowe Price International Stock              0.75%            0.25%           0.20%            1.20%
Warburg Pincus Small Company Value             0.65%            0.25%           0.10%            1.00%
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


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                                                                Fee table      5
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Notes:

(1)   A portion of this charge is for providing the death benefit.

(2) The total annual expenses of the Separate Account A variable investment options are subject to change, but are not permitted to exceed a total annual rate of 2.00%.

(3) The charge is the lesser of $30 or 2% of account value. We reserve the right to increase this charge to an annual maximum of $65.

(4) Deducted upon a withdrawal of amounts, or defaulted loan amounts, in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(5) We do not currently impose a third party transfer or exchange fee. However, we reserve the right to impose a fee in the future, but the fee may not exceed a maximum of $65 for each occurrence.

(6) The Class 1B shares of The Hudson River Trust and EQ Advisors Trust are subject to fees imposed under distribution plans (the "Rule 12b-1 Plans") adopted by The Hudson River Trust and EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The 12b-1 fee will not be increased for the life of the contracts. The Rule 12b-1 Plan for the Alliance Small Cap Growth Portfolio provides that Equitable Distributors, Inc. ("EDI") will receive an annual fee not to exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class 1B shares and (b) an amount that, when added to certain other expenses of the Class 1B shares, would result in the ratio of expenses to average daily net assets attributable to Class 1B shares equaling 1.20%. Absent the expense limitation, the total annual expenses for 1998 for the Alliance Small Cap Growth Portfolio would have been 1.21%.

(7) The fees and expenses shown for all Portfolios are for the year ended December 31, 1998. The investment management and advisory fee for each Portfolio of The Hudson River Trust may vary from year to year depending upon the average daily net assets of the respective Portfolio. The maximum investment management and advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. See the prospectus for The Hudson River Trust. The other direct operating expenses will also fluctuate from year to year depending on actual expenses.

(8) The maximum investment management and advisory fees for each Portfolio of EQ Advisors Trust cannot be increased without a vote of that Portfolio's shareholders. See the prospectus for EQ Advisors Trust. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. However, EQ Financial Consultants, Inc. ("EQF"), EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to each Portfolio. Under this agreement EQF has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited for the average daily net assets of each Portfolio as follows: 0.60% for EQ/Putnam Growth & Income Value, MFS Emerging Growth Companies, MFS Research, Merrill Lynch Basic Value Equity, and T. Rowe Price Equity Income; 0.65% for EQ/Putnam Balanced; 0.75% for Warburg Pincus Small Company Value; 0.95% for Merrill Lynch World Strategy and T. Rowe Price International Stock; and 1.50% for Morgan Stanley Emerging Markets Equity.

      Absent the expense limitation, "Other Expenses" for 1998 on an annualized basis for each of the Portfolios would have been as follows: 0.24% for MFS Emerging Growth Companies, EQ/Putnam Growth and Income Value, and T. Rowe Price Equity Income; 0.25% for MFS Research; 0.26% for Merrill Lynch Basic Value Equity; 0.66% for Merrill Lynch World Strategy; 1.23% for Morgan Stanley Emerging Markets Equity, 0.45% for EQ/Putnam Balanced; 0.40% for
      T. Rowe Price International Stock; and 0.27% for Warburg Pincus Small Company Value.

      Each Portfolio may at a later date make a reimbursement to EQF for any of the management fees waived or limited and other expenses assumed and paid by EQF pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio.

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6    Fee table
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EXAMPLES: EQUI-VEST SERIES 600 CONTRACTS


For the series 600 TSA Advantage contract, the examples show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a single contribution of $1,000 is invested in one of the variable investment options listed and a 5% annual return is earned on assets in that option. We also assume there is no waiver of the withdrawal charge.(1) We calculate the annual administrative charge by using the total actual annual administrative charges from the prior year under all EQUI-VEST contracts as a percentage of the total assets held under all EQUI-VEST contracts. The series 600 contracts were first offered in July 1998.

These examples should not be considered a representation of past or future expense for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

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                                                IF YOU SURRENDER YOUR   IF YOU DO NOT SURRENDER
                                                     CONTRACT AT           YOUR CONTRACT AT
                                                THE END OF EACH PERIOD  THE END OF EACH PERIOD
                                                      SHOWN, THE              SHOWN, THE
                                                  EXPENSES WOULD BE:      EXPENSES WOULD BE:
                                               ------------------------ ----------------------------
                                                   1 YEAR      3 YEARS      1 YEAR      3 YEARS
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
The Hudson River Trust Options
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Alliance Aggressive Stock                          $77.22     $125.66        $21.69     $66.94
Alliance Balanced                                  $76.13     $122.37        $20.54     $63.45
Alliance Common Stock                              $76.53     $123.56        $20.96     $64.72
Alliance Conservative Investors                    $76.92     $124.76        $21.38     $65.99
Alliance Equity Index                              $75.04     $119.07        $19.38     $59.95
Alliance Global                                    $78.71     $130.13        $23.27     $71.69
Alliance Growth & Income                           $77.42     $126.25        $21.90     $67.57
Alliance Growth Investors                          $77.12     $125.36        $21.59     $66.62
Alliance High Yield                                $77.92     $127.75        $22.43     $69.16
Alliance Intermediate Government Securities        $77.12     $125.36        $21.59     $66.62
Alliance International                             $82.19     $140.52        $26.94     $82.70
Alliance Money Market                              $75.34     $119.97        $19.70     $60.91
Alliance Quality Bond                              $77.32     $125.96        $21.80     $67.26
Alliance Small Cap Growth                          $81.19     $137.56        $25.89     $79.56
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EQ Advisors Trust Options
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MFS Emerging Growth Companies                      $77.62     $126.85        $22.11     $68.21
MFS Research                                       $77.62     $126.85        $22.11     $68.21
Merrill Lynch Basic Value Equity                   $77.62     $126.85        $22.11     $68.21
Merrill Lynch World Strategy                       $81.09     $137.27        $25.79     $79.25
Morgan Stanley Emerging Markets Equity             $86.55     $153.47        $31.56     $96.43
EQ/Putnam Balanced                                 $78.12     $128.34        $22.64     $69.79
EQ/Putnam Growth & Income Value                    $77.62     $126.85        $22.11     $68.21
T. Rowe Price Equity Income                        $77.62     $126.85        $22.11     $68.21
T. Rowe Price International Stock                  $81.09     $137.27        $25.79     $79.25
Warburg Pincus Small Company Value                 $79.11     $131.32        $23.69     $72.95
----------------------------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."

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                                                                Fee table      7
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IF YOU ELECT AN ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a life annuity payout option, the expenses shown in the above example of "if you do not surrender your contract" would, in each case, be increased by $4.43 based on the average amount applied to annuity payout options in 1998. See "Annuity administrative fee" under "Charges and expenses."


CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options.


THE FOLLOWING IS ADDED AFTER THE LAST PARAGRAPH UNDER "GUARANTEED INTEREST OPTION" ON PAGE 36 OF THE PROSPECTUS:

We reserve the right to declare yearly guaranteed interest rates and current interest rates for series 600 contracts that are different than the rates declared for the other series of contracts.

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8    Charges and expenses
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THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "ANNUITY ADMINISTRATIVE FEE"
ON PAGE 49 OF THE PROSPECTUS:


Charges and expenses


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CHARGES UNDER SERIES 600 CONTRACTS


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 0.95% of the net assets in each variable investment option for series 600 contracts.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of net assets in each variable investment option.

MAXIMUM TOTAL CHARGES. The total annual rate for the above charges is 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only to contributions you may make after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is equal to $30 or, if less, 2% of your current account value.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option, unless you tell us otherwise.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year--currently $25,000 for TSA Advantage contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA Advantage contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.


CHARGE FOR THIRD PARTY TRANSFER OR EXCHANGE

There currently is no third party transfer or exchange fee for series 600 contracts. However, we reserve the right to impose this fee in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies.

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                                                      Charges and expenses     9
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WITHDRAWAL CHARGE FOR SERIES 600 CONTRACTS

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you terminate your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay a withdrawal charge is also subject to a withdrawal charge.

We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. The withdrawal charge is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a termination, we will pay the greater of (i) the account value after the withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.

We reserve the right to change the amount of the withdrawal charge, but it will not exceed 6% of the amount withdrawn or the defaulted loan amount. Any change will not be unfairly discriminatory. Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.

10% FREE WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

EXCEPTIONS TO THE WITHDRAWAL CHARGE. A withdrawal charge will not apply upon any of the events listed below:


o the annuitant retires under the terms of the TSA plan, or separates from service;

o the annuitant reaches age 59 1/2 and completes at least five contract years;


o  the annuitant dies and a death benefit is payable to the beneficiary;


o we receive a properly completed election form providing for the account value to be used to buy a life annuity;


o the annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant's age 59 1/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age 59 1/2;


o the annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;


o a request is made for a refund of an excess contribution within one month of the date on which the contribution is made;


o the annuitant has qualified to receive social security disability benefits as certified by the Social Security Administration;


o we receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);


o the annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
   Guam) and meets all of the following:

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10    Charges and expenses
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   - its main function is to provide skilled, intermediate, or custodial nursing care;

   - it provides continuous room and board to three or more persons;

   - it is supervised by a registered nurse or licensed practical nurse;

   - it keeps daily medical records of each patient;

   - it controls and records all medications dispensed; and

   - its primary service is other than to provide housing for residents.


o the annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge for applicable taxes such as premium taxes that may be imposed in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 2.35% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).

We reserve the right to deduct any applicable charges for taxes such as premium taxes from each contribution, or from withdrawals, or for termination of your contract. If we have deducted any applicable charges from contributions, we will not deduct a charge for the same taxes later. If, however, an additional tax charge is later imposed upon us when you make a withdrawal, or your contract is terminated, or you elect to begin receiving annuity payments, we reserve the right to deduct a charge at that time.


ANNUITY ADMINISTRATIVE FEE

We generally deduct a fee of up to $350 from the amount to be applied to purchase a life annuity payout option.


CHARGES THAT THE TRUSTS DEDUCT

The Hudson River Trust and EQ Advisors Trust each deduct charges for the following types of fees and expenses:

o  Investment advisory fees ranging from 0.31% to 1.15%.


o 12b-1 fees of 0.25% applicable to Class 1B shares of The Hudson River Trust and EQ Advisors Trust.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.


o  Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for The Hudson River Trust attached at the end of this supplement and EQ Advisors Trust following the prospectus.

--------------------------------------------------------------------------------
                                                Investment performance        11
--------------------------------------------------------------------------------


THE FOLLOWING "INVESTMENT PERFORMANCE" INFORMATION REPLACES THE "INVESTMENT PERFORMANCE" BEGINNING ON PAGE 81 OF THE PROSPECTUS:


Investment performance


--------------------------------------------------------------------------------

We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the Portfolios in which they invest. We include these tables because they may be of general interest to you. THE RESULTS SHOWN REFLECT PAST PERFORMANCE. THEY DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. THEY ALSO DO NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

Table 2 shows the growth of a hypothetical $1,000 investment in the variable investment options over the periods shown. Both Tables 1and 2 take into account all fees and charges under the contract, but do not reflect the charges for any applicable taxes such as premium taxes, or any applicable annuity administrative fee.

Tables 3, 4 and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all fees and charges under the contract, but do not reflect the annual administrative charge and any withdrawal charge, or charges for any applicable taxes such as premium taxes or any applicable annuity administrative fee. If the charges were reflected they would effectively reduce the rates of return shown.

In all cases the results shown are based on the actual historical investment experience of the Portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or the contracts were not available. In those cases, we adjusted the results of the Portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contracts been available. TSA Advantage contracts were first offered on July 30, 1998.

Finally, the results shown for the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock options for periods before those options were operated as a unit investment trust reflect the results of the separate accounts that preceded them. The "Since Inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for unit investment trust. See "The Reorganization" in the SAI for additional information.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


BENCHMARKS

Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks.

Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other charges such as the mortality and expense risks charge, administration charge, or any withdrawal charge under the contracts. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:

--------------------------------------------------------------------------------
12   Investment performance
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


 ALLIANCE AGGRESSIVE STOCK: 50% Russell 2000 Small Stock Index and 50% Standard & Poor's Mid-Cap Total Return Index.

 ALLIANCE BALANCED: 50% Standard & Poor's 500 and 50% Lehman
   Government/Corporate Bond Index.

 ALLIANCE COMMON STOCK: Standard & Poor's 500 Index.

 ALLIANCE CONSERVATIVE INVESTORS: 70% Lehman Treasury Bond
   Composite Index and 30% Standard & Poor's 500 Index.

 ALLIANCE EQUITY INDEX: Standard & Poor's 500 Index.

 ALLIANCE GLOBAL: Morgan Stanley Capital International World Index.

 ALLIANCE GROWTH & INCOME: 75% Standard & Poor's 500 Index and 25% Value Line Convertibles Index.

 ALLIANCE GROWTH INVESTORS: 30% Lehman Government/Corporate
   Bond Index and 70% Standard & Poor's 500 Index.

 ALLIANCE HIGH YIELD: Merrill Lynch High Yield Master Index.

 ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: Lehman
   Intermediate Government Bond Index.

 ALLIANCE INTERNATIONAL: Morgan Stanley Capital International
   Europe, Australia, Far East Index.

 ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill
   Index.

 ALLIANCE QUALITY BOND: Lehman Aggregate Bond Index.

 ALLIANCE SMALL CAP GROWTH: Russell 2000 Growth Index.

 MFS EMERGING GROWTH COMPANIES: Russell 2000 Index.

 MFS RESEARCH: Standard & Poor's 500 Index.

 MERRILL LYNCH BASIC VALUE EQUITY: Standard & Poor's 500 Index.

 MERRILL LYNCH WORLD STRATEGY: 36% Standard & Poor's 500
   Index/24% Morgan Stanley Capital International Europe, Australia, Far East Index/21% Salomon Brothers U.S. Treasury Bond 1 Year+
   14% Salomon Brothers World Government Bond (excluding
   U.S.)/and 5% Three-Month U.S. Treasury Bill.

 MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley
   Capital International Emerging Markets Free Price Return Index.

 EQ/PUTNAM BALANCED: 60% Standard & Poor's 500 Index and 40%
   Lehman Government/Corporate Bond Index.

 EQ/PUTNAM GROWTH & INCOME VALUE: Standard & Poor's 500
   Index.

 T. ROWE PRICE EQUITY INCOME: Standard & Poor's 500 Index.

 T. ROWE PRICE INTERNATIONAL STOCK: Morgan Stanley Capital
   International Europe, Australia, Far East Index.

 WARBURG PINCUS SMALL COMPANY VALUE: Russell 2000 Index.


 LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the EQUI-VEST performance relative to other variable annuity products.

--------------------------------------------------------------------------------
                                                Investment performance        13
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    TABLE 1
 AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1998



-----------------------------------------------------------------------------------
                                                   LENGTH OF INVESTMENT PERIOD
                                           ----------------------------------------
                                                     1            3           5
 VARIABLE INVESTMENT OPTIONS                       YEAR         YEARS       YEARS
-----------------------------------------------------------------------------------
Alliance Aggressive Stock                          (8.40)%       4.98%       6.46%
-----------------------------------------------------------------------------------
Alliance Balanced                                   7.94%        8.95%       5.86%
-----------------------------------------------------------------------------------
Alliance Common Stock                              18.25%       21.69%      17.20%
-----------------------------------------------------------------------------------
Alliance Conservative Investors                     4.07%        4.97%       4.50%
-----------------------------------------------------------------------------------
Alliance Equity Index                              17.05%       21.71%         --
-----------------------------------------------------------------------------------
Alliance Global                                    11.31%        9.91%       9.31%
-----------------------------------------------------------------------------------
Alliance Growth & Income                           10.44%       16.53%      13.00%
-----------------------------------------------------------------------------------
Alliance Growth Investors                           8.04%        9.85%       8.78%
-----------------------------------------------------------------------------------
Alliance High Yield                               (13.33)%       5.61%       5.08%
-----------------------------------------------------------------------------------
Alliance Intermediate Government Securities        (1.55)%       0.75%       0.67%
-----------------------------------------------------------------------------------
Alliance International                              1.04%        0.10%         --
-----------------------------------------------------------------------------------
Alliance Money Market                              (3.75)%      (0.10)%      0.46%
-----------------------------------------------------------------------------------
Alliance Quality Bond                              (0.69)%       2.14%       2.00%
-----------------------------------------------------------------------------------
Alliance Small Cap Growth                         (12.57)%         --          --
-----------------------------------------------------------------------------------
MFS Emerging Growth Companies                      23.21%          --          --
-----------------------------------------------------------------------------------
MFS Research                                       13.68%          --          --
-----------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                   (0.21)%         --          --
-----------------------------------------------------------------------------------
Merrill Lynch World Strategy                       (2.15)%         --          --
-----------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity            (33.15)%         --          --
-----------------------------------------------------------------------------------
E/Q Putnam Balanced                                 2.42%          --          --
-----------------------------------------------------------------------------------
E/Q Putnam Growth & Income Value                    3.34%          --          --
-----------------------------------------------------------------------------------
T. Rowe Price Equity Income                        (0.09)%         --          --
-----------------------------------------------------------------------------------
T. Rowe Price International Stock                   4.14%          --          --
-----------------------------------------------------------------------------------
Warburg Pincus Small Company Value                (17.57)%         --          --
-----------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                                                         LENGTH OF INVESTMENT PERIOD
                                                --------------------------------------------------
                                                             SINCE        SINCE       PORTFOLIO
                                                  10        OPTION       PORTFOLIO    INCEPTION
 VARIABLE INVESTMENT OPTIONS                     YEARS     INCEPTION*    INCEPTION       DATE
--------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                         15.83%         --            --       5/1/84
--------------------------------------------------------------------------------------------------
Alliance Balanced                                  9.04%         --            --       5/1/84
--------------------------------------------------------------------------------------------------
Alliance Common Stock                             15.14%         --            --       8/1/68
--------------------------------------------------------------------------------------------------
Alliance Conservative Investors                      --        4.69%         6.30%     10/2/89
--------------------------------------------------------------------------------------------------
Alliance Equity Index                                --       21.38%        19.64%      3/1/94
--------------------------------------------------------------------------------------------------
Alliance Global                                   11.30%         --            --      8/27/87
--------------------------------------------------------------------------------------------------
Alliance Growth & Income                             --       13.20%        12.03%     10/1/93
--------------------------------------------------------------------------------------------------
Alliance Growth Investors                            --        9.22%        12.52%     10/2/89
--------------------------------------------------------------------------------------------------
Alliance High Yield                                7.61%         --            --       1/2/87
--------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities          --        1.84%         3.45%      4/1/91
--------------------------------------------------------------------------------------------------
Alliance International                               --        1.10%         2.13%      4/3/95
--------------------------------------------------------------------------------------------------
Alliance Money Market                              2.01%         --            --      5/11/82
--------------------------------------------------------------------------------------------------
Alliance Quality Bond                                --        2.09%         1.63%     10/1/93
--------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                            --       (1.34)%        4.87%      5/1/97
--------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                        --       21.32%        26.55%      5/1/97
--------------------------------------------------------------------------------------------------
MFS Research                                         --       12.93%        16.54%      5/1/97
--------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                     --        4.28%         8.60%      5/1/97
--------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                         --       (3.07)%       (0.17)%     5/1/97
--------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity               --      (37.56)%      (37.35)%    8/20/97
--------------------------------------------------------------------------------------------------
E/Q Putnam Balanced                                  --        6.57%         8.59%      5/1/97
--------------------------------------------------------------------------------------------------
E/Q Putnam Growth & Income Value                     --        7.30%        10.16%      5/1/97
--------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                          --        8.55%        11.21%      5/1/97
--------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                    --       (2.17)%       (0.23)%     5/1/97
--------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                   --       (6.50)%       (2.35)%     5/1/97
--------------------------------------------------------------------------------------------------

* Option inception dates are: Alliance Aggressive Stock (5/1/84), Alliance Balanced (5/1/84), Alliance Common Stock (8/27/81), Alliance Conservative Investors (1/4/94), Alliance Equity Index (6/1/94), Alliance Global (1/4/94), Alliance Growth & Income (1/4/94), Alliance Growth Investors (1/4/94), Alliance High Yield (1/4/94), Alliance Intermediate Government Securities (6/1/94), Alliance International (9/1/95), Alliance Money Market (5/11/82), Alliance Quality Bond (1/4/94), Alliance Small Cap Growth (6/2/97), MFS Emerging Growth Companies (6/2/97), MFS Research (6/2/97), Merrill Lynch Basic Value Equity (6/2/97), Merrill Lynch World Strategy (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), T. Rowe Price Equity Income (6/2/97), T. Rowe Price International Stock (6/2/97), Warburg Pincus Small Company Value (6/2/97).

--------------------------------------------------------------------------------
14   Investment performance
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    TABLE 2
      GROWTH OF $1,000 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1998



------------------------------------------------------------------------------------------------------------------
                                                                    LENGTH OF INVESTMENT PERIOD
                                                 -----------------------------------------------------------------
                                                                                                         SINCE
                                                   1             3            5             10        PORTFOLIO
VARIABLE INVESTMENT OPTIONS                      YEAR          YEARS        YEARS         YEARS       INCEPTION*
------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                     $  916.03     $1,157.01     $1,367.26     $4,347.57     $7,407.55
------------------------------------------------------------------------------------------------------------------
Alliance Balanced                             $1,079.38     $1,293.42     $1,329.16     $2,376.23     $3,549.36
------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                         $1,182.51     $1,802.21     $2,210.81     $4,093.76            --
------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors               $1,040.66     $1,156.66     $1,246.27            --     $1,759.95
------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                         $1,170.46     $1,802.90            --            --     $2,380.69
------------------------------------------------------------------------------------------------------------------
Alliance Global                               $1,113.14     $1,327.56     $1,560.83     $2,918.07     $2,648.32
------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income                      $1,104.45     $1,582.32     $1,842.30            --     $1,816.09
------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                     $1,080.44     $1,325.70     $1,523.35            --     $2,978.20
------------------------------------------------------------------------------------------------------------------
Alliance High Yield                           $  866.73     $1,177.81     $1,281.40     $2,082.03     $2,247.69
------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities   $  984.52     $1,022.68     $1,034.06            --     $1,300.55
------------------------------------------------------------------------------------------------------------------
Alliance International                        $1,010.43     $1,003.08            --            --     $1,082.35
------------------------------------------------------------------------------------------------------------------
Alliance Money Market                         $  962.52     $  997.11     $1,023.37     $1,219.70     $1,698.08
------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                         $  993.14     $1,065.51     $1,104.10            --     $1,088.92
------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                     $  874.31            --            --            --     $1,082.61
------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                 $1,232.13            --            --            --     $1,481.70
------------------------------------------------------------------------------------------------------------------
MFS Research                                  $1,136.75            --            --            --     $1,291.19
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity              $1,002.11            --            --            --     $1,147.75
------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                  $  978.45            --            --            --     $1,002.78
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity        $  668.45            --            --            --     $  527.22
------------------------------------------------------------------------------------------------------------------
E/Q Putnam Balanced                           $1,024.16            --            --            --     $1,147.54
------------------------------------------------------------------------------------------------------------------
E/Q Putnam Growth & Income Value              $1,033.39            --            --            --     $1,175.42
------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                   $  999.06            --            --            --     $1,194.21
------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock             $1,041.42            --            --            --     $1,003.92
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value            $  824.30            --            --            --     $  961.08
------------------------------------------------------------------------------------------------------------------

----------
*  Portfolios inception dates are shown in Table 1.

--------------------------------------------------------------------------------
                                                Investment performance        15
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    TABLE 3
        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998



---------------------------------------------------------------------------------------------------------------------
                                                                                                            SINCE
                                                                                                         PORTFOLIO
                                         1 YEAR       3 YEARS     5 YEARS      10 YEARS      20 YEARS    INCEPTION*
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE AGGRESSIVE STOCK                (1.19)%       9.12%       9.83%        17.17%           --       15.80%
---------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap Growth                  12.16%       16.33%      14.87%        15.44%           --       13.95%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                               8.28%       17.77%      15.56%        16.49%           --       15.78%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE BALANCED                        16.43%       13.25%       9.22%        10.99%           --       10.70%
---------------------------------------------------------------------------------------------------------------------
   Lipper Balanced                        13.48%       15.79%      13.84%        12.97%           --       13.56%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                              19.02%       18.70%      16.88%        15.21%           --       15.37%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK                    27.55%       25.79%      20.17%        16.97%        17.03%      11.90%
---------------------------------------------------------------------------------------------------------------------
   Lipper Growth                          22.86%       22.23%      18.63%        16.72%        16.30%      11.34%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                              28.58%       28.23%      24.06%        19.21%        17.76%      12.75%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS          12.25%        9.11%       7.82%           --            --        8.42%
---------------------------------------------------------------------------------------------------------------------
   Lipper Income                          14.20%       15.62%      14.31%           --            --       12.55%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                              15.59%       14.45%      13.37%           --            --       12.08%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX                    26.25%       25.79%         --            --            --       22.57%
---------------------------------------------------------------------------------------------------------------------
   Lipper S&P 500 Index Funds             28.05%       27.67%         --            --            --       24.31%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                              28.58%       28.23%         --            --            --       24.79%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL                          20.07%       14.24%      12.62%        13.16%           --       10.92%
---------------------------------------------------------------------------------------------------------------------
   Lipper Global                          14.34%       14.67%      11.98%        11.21%           --        9.64%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                              24.34%       17.77%      15.68%        10.66%           --        9.55%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH & INCOME                 19.13%       20.78%      16.13%           --            --       15.18%
---------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income                 15.61%       21.25%      18.35%           --            --       17.89%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                              20.10%       23.99%      21.07%           --            --       20.48%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS                16.54%       14.19%      12.11%           --            --       14.34%
---------------------------------------------------------------------------------------------------------------------
   Lipper Flexible Portfolio              14.20%       15.62%      14.31%           --            --       12.55%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                              22.85%       22.69%      19.96%           --            --       15.55%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD                      (6.51)%       9.77%       8.42%         9.58%           --        8.92%
---------------------------------------------------------------------------------------------------------------------
   Lipper High Yield                      (0.44)%       8.21%       7.37%         9.34%           --        8.97%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                               3.66%        9.11%       9.01%        11.08%           --       10.72%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES                               6.20%        4.73%       3.87%           --            --        5.56%
---------------------------------------------------------------------------------------------------------------------
   Lipper U.S. Government                  7.68%        6.21%       5.91%           --            --        7.25%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                               8.49%        6.74%       6.45%           --            --        7.60%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL                    8.99%        4.05%         --            --            --        5.78%
---------------------------------------------------------------------------------------------------------------------
   Lipper International                   13.02%        9.94%         --            --            --       10.74%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                              20.00%        9.00%         --            --            --        9.68%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                     3.82%        3.85%       3.66%         4.09%           --        5.25%
---------------------------------------------------------------------------------------------------------------------
   Lipper Money Market                     4.84%        4.87%       4.77%         5.20%           --        6.34%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                               5.05%        5.18%       5.11%         5.44%           --        6.41%
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16   Investment performance
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    TABLE 3
  ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                                                                            SINCE
                                                                                                          PORTFOLIO
                                            1 YEAR       3 YEARS     5 YEARS    10 YEARS    20 YEARS      INCEPTION*
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY BOND                       7.13%        6.17%       5.24%         --          --            4.81%
---------------------------------------------------------------------------------------------------------------------
   Lipper Corporate Bond A-Rated             7.47%        6.38%       6.54%         --          --            6.21%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                 8.69%        7.29%       7.27%         --          --            6.92%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH                  (5.69)%         --          --          --          --           10.64%
---------------------------------------------------------------------------------------------------------------------
   Lipper Small-Cap                         (0.33)%         --          --          --          --           16.72%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                 1.23%          --          --          --          --           16.58%
---------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES              32.90%          --          --          --          --           33.27%
---------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap                           15.97%          --          --          --          --           22.72%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                (2.54)%         --          --          --          --           14.53%
---------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                               22.62%          --          --          --          --           22.97%
---------------------------------------------------------------------------------------------------------------------
   Lipper Growth                            25.82%          --          --          --          --           28.73%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%          --          --          --          --           31.63%
---------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE EQUITY            8.09%          --          --          --          --           14.58%
---------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income                   15.54%          --          --          --          --           21.32%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%          --          --          --          --           31.63%
---------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY                5.54%          --          --          --          --            5.67%
---------------------------------------------------------------------------------------------------------------------
   Lipper Global Flexible Portfolio          9.34%          --          --          --          --           11.15%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                19.55%          --          --          --          --           20.00%
---------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING
  MARKETS EQUITY                           (27.90)%         --          --          --          --          (33.48)%
---------------------------------------------------------------------------------------------------------------------
   Lipper Emerging Markets                 (30.50)%         --          --          --          --          (36.28)%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                               (25.34)%         --          --          --          --          (28.92)%
---------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED                         10.47%          --          --          --          --           14.57%
---------------------------------------------------------------------------------------------------------------------
   Lipper Balanced                          14.61%          --          --          --          --           17.83%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                21.36%          --          --          --          --           23.48%
---------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE            11.47%          --          --          --          --           16.23%
---------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income                   15.54%          --          --          --          --           21.32%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%          --          --          --          --           31.63%
---------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME                 7.76%          --          --          --          --           17.34%
---------------------------------------------------------------------------------------------------------------------
   Lipper Equity Income                     10.76%          --          --          --          --           19.07%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                28.58%          --          --          --          --           31.63%
---------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK          12.33%          --          --          --          --            5.74%
---------------------------------------------------------------------------------------------------------------------
   Lipper International                     12.17%          --          --          --          --            9.06%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                20.00%          --          --          --          --           13.43%
---------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE        (11.09)%         --          --          --          --            3.01%
---------------------------------------------------------------------------------------------------------------------
   Lipper Small-Cap                          1.53%          --          --          --          --           16.77%
---------------------------------------------------------------------------------------------------------------------
   Benchmark                                (2.54)%         --          --          --          --           14.53%
---------------------------------------------------------------------------------------------------------------------

----------
*  Portfolios inception dates are shown in Table 1.

--------------------------------------------------------------------------------
                                                Investment performance        17
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    TABLE 4
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998



------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    SINCE
                                         1 YEAR        3 YEARS       5 YEARS       10 YEARS        20 YEARS       INCEPTION*
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE AGGRESSIVE STOCK                (1.19)%        29.95%        59.84%        387.82%             --        759.93%
------------------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap Growth                  12.16%         58.64%       102.73%        334.88%             --        613.05%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               8.28%         63.35%       106.12%        360.30%             --        759.55%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE BALANCED                        16.43%         45.27%        55.44%        183.58%             --        344.46%
------------------------------------------------------------------------------------------------------------------------------
   Lipper Balanced                        13.48%         55.60%        91.92%        240.69%             --        553.21%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                              19.02%         67.24%       118.34%        311.86%             --        715.64%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK                    27.55%         99.03%       150.65%        379.60%       2,223.36%     2,957.30%
------------------------------------------------------------------------------------------------------------------------------
   Lipper Growth                          22.86%         84.52%       138.97%        388.00%       2,185.68%     1,208.81%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                              28.58%        110.85%       193.91%        479.62%       2,530.43%     3,755.68%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS          12.25%         29.91%        45.74%            --              --        111.22%
------------------------------------------------------------------------------------------------------------------------------
   Lipper Income                          14.20%         55.28%        97.15%            --              --        202.48%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                              15.59%         49.92%        87.28%            --              --        187.40%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX                    26.25%         99.06%           --             --              --        167.54%
------------------------------------------------------------------------------------------------------------------------------
   Lipper S&P 500 Index Funds             28.05%        108.12%           --             --              --        186.34%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                              28.58%        110.85%           --             --              --        192.17%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL                          20.07%         49.01%        81.15%        244.24%             --        224.14%
------------------------------------------------------------------------------------------------------------------------------
   Lipper Global                          14.34%         51.58%        77.94%        194.96%             --        188.08%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                              24.34%         63.34%       107.19%        175.31%             --        181.57%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH & INCOME                 19.13%         76.21%       111.23%            --              --        109.92%
------------------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income                 15.61%         79.05%       133.95%            --              --        139.10%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                              20.10%         90.62%       160.09%            --              --        166.00%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS                16.54%         48.89%        77.08%            --              --        245.21%
------------------------------------------------------------------------------------------------------------------------------
   Lipper Flexible Portfolio              14.20%         55.28%        97.15%            --              --        202.45%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                              22.85%         84.68%       148.41%            --              --        280.88%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD                      (6.51)%        32.28%        49.83%        149.64%             --        178.62%
------------------------------------------------------------------------------------------------------------------------------
   Lipper High Yield                      (0.44)%        26.80%        43.00%        145.62%             --        182.21%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               3.66%         29.90%        53.96%        186.01%             --        239.69%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE
  GOVERNMENT SECURITIES                    6.20%         14.86%        20.93%            --              --         52.12%
------------------------------------------------------------------------------------------------------------------------------
   Lipper U.S. Government                  7.68%         19.84%        33.36%            --              --         72.35%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               8.49%         21.61%        36.71%            --              --         76.55%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL                    8.99%         12.66%           --             --              --         23.41%
------------------------------------------------------------------------------------------------------------------------------
   Lipper International                   13.02%         33.62%           --             --              --         47.74%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark                              20.00%         29.52%           --             --              --         41.40%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18   Investment performance
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    TABLE 4
  CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998 (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS     20 YEARS     INCEPTION*
-----------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                  3.82%      11.99%      19.68%      49.28%            --       134.48%
-----------------------------------------------------------------------------------------------------------------
   Lipper Money Market                  4.84%      15.34%      26.25%      66.09%            --       178.83%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                            5.05%      16.35%      28.27%      69.88%            --       181.74%
-----------------------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY BOND                  7.13%      19.67%      29.12%         --             --        28.00%
-----------------------------------------------------------------------------------------------------------------
   Lipper Corporate Bond A-Rated        7.47%      20.42%      37.37%         --             --        37.26%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                            8.69%      23.51%      42.06%         --             --        42.14%
-----------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH             (5.69)%        --          --          --             --        18.36%
-----------------------------------------------------------------------------------------------------------------
   Lipper Small-Cap                    (0.33)%        --          --          --             --        28.98%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                            1.23%         --          --          --             --        29.23%
-----------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES         32.90%         --          --          --             --        61.42%
-----------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap                      15.97%         --          --          --             --        42.16%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                           (2.54)%        --          --          --             --        25.40%
-----------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                          22.62%         --          --          --             --        41.16%
-----------------------------------------------------------------------------------------------------------------
   Lipper Growth                       25.82%         --          --          --             --        52.86%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                           28.58%         --          --          --             --        57.60%
-----------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE EQUITY       8.09%         --          --          --             --        25.48%
-----------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income              15.54%         --          --          --             --        15.59%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                           28.58%         --          --          --             --        57.60%
-----------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY           5.54%         --          --          --             --         9.63%
-----------------------------------------------------------------------------------------------------------------
   Lipper Global Flexible Portfolio     9.34%         --          --          --             --        19.41%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                           19.55%         --          --          --             --        33.33%
-----------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING
  MARKETS EQUITY                      (27.90)%        --          --          --             --       (42.71)%
-----------------------------------------------------------------------------------------------------------------
   Lipper Emerging Markets            (30.50)%        --          --          --             --       (45.67)%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                          (25.34)%        --          --          --             --       (36.71)%
-----------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED                    10.47%         --          --          --             --        25.46%
-----------------------------------------------------------------------------------------------------------------
   Lipper Balanced                     14.61%         --          --          --             --        31.59%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                           21.36%         --          --          --             --        42.22%
-----------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH &
  INCOME VALUE                         11.47%         --          --          --             --        28.50%
-----------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income              15.54%         --          --          --             --        38.49%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                           28.58%         --          --          --             --        57.60%
-----------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME            7.76%         --          --          --             --        30.56%
-----------------------------------------------------------------------------------------------------------------
   Lipper Equity Income                10.76%         --          --          --             --        33.92%
-----------------------------------------------------------------------------------------------------------------
   Benchmark                           28.58%         --          --          --             --        57.60%
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Investment performance        19
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    TABLE 4
  CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998 (CONTINUED)



-----------------------------------------------------------------------------------------------------
                                                                                          SINCE
                           1 YEAR    3 YEARS     5 YEARS     10 YEARS     20 YEARS      INCEPTION*
-----------------------------------------------------------------------------------------------------
 T. ROWE PRICE
  INTERNATIONAL STOCK      12.33%       --          --          --           --            9.75%
-----------------------------------------------------------------------------------------------------
   Lipper International    12.17%       --          --          --           --           15.88%
-----------------------------------------------------------------------------------------------------
   Benchmark               20.00%       --          --          --           --           23.42%
-----------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL
  COMPANY VALUE           (11.09)%      --          --          --           --            5.07%
-----------------------------------------------------------------------------------------------------
   Lipper Small-Cap         1.53%       --          --          --           --           29.95%
-----------------------------------------------------------------------------------------------------
   Benchmark               (2.54)%      --          --          --           --           25.40%
-----------------------------------------------------------------------------------------------------

----------
*     Portfolios inception dates are shown in Table 1.

--------------------------------------------------------------------------------
20   Investment performance
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    TABLE 5
                         YEAR-BY-YEAR RATES OF RETURN



------------------------------------------------------------------------------------------------------------------
                                               1989          1990          1991          1992            1993
------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                     42.82%         5.52%        84.47%         (4.61)%        15.08%
------------------------------------------------------------------------------------------------------------------
Alliance Balanced                             24.66%        (1.45)%       40.11%         (4.26)%        10.71%
------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                         24.12%        (9.36)%       35.86%          1.72%         23.07%
------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                2.73%+        4.88%        18.16%          4.27%          9.18%
------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                            --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
Alliance Global                               24.95%        (7.49)%       28.72%         (1.96)%        30.27%
------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income                         --            --            --             --          (0.62)%+
------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                      3.63%+        9.01%        46.85%          3.42%         13.63%
------------------------------------------------------------------------------------------------------------------
Alliance High Yield                            3.62%        (2.54)%       22.72%         10.72%         21.42%
------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                     --            --         10.88%+         4.08%          9.01%
------------------------------------------------------------------------------------------------------------------
Alliance International                           --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
Alliance Money Market                          7.70%         6.80%         4.69%          2.07%          1.48%
------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                            --            --            --             --          (0.87)%+
------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                        --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                    --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
MFS Research                                     --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                 --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                     --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity           --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
E/Q Putnam Balanced                              --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
E/Q Putnam Growth & Income Value                 --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                      --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                --            --            --             --             --
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value               --            --            --             --             --
------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
                                                1994            1995         1996           1997            1998
-------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                      (5.24)%         29.81%        20.44%          9.20%          (1.19)%
------------------------------------------------------------------------------------------------------------------
Alliance Balanced                              (9.38)%         18.07%        10.07%         13.35%          16.43%
------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                          (3.58)%         30.61%        22.50%         27.37%          27.55%
------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                (5.50)%         18.71%         3.68%         11.62%          12.25%
------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                          (0.14)%+        34.60%        20.64%         30.69%          26.25%
------------------------------------------------------------------------------------------------------------------
Alliance Global                                 3.71%          17.14%        12.96%          9.93%          20.07%
------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income                       (2.02)%         22.34%        18.37%         24.95%          19.13%
------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                      (4.56)%         24.61%        10.99%         15.11%          16.54%
------------------------------------------------------------------------------------------------------------------
Alliance High Yield                            (4.20)%         18.24%        21.15%         16.79%          (6.51)%
------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                   (5.77)%         11.73%         2.27%          5.76%           6.20%
------------------------------------------------------------------------------------------------------------------
Alliance International                            --            9.54%+        8.23%         (4.49)%          8.99%
------------------------------------------------------------------------------------------------------------------
Alliance Money Market                           2.53%           4.23%         3.81%          3.91%           3.82%
------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                          (6.49)%         15.38%         3.84%          7.58%           7.13%
------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                         --              --            --          25.50%+         (5.69)%
------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                     --              --            --          21.45%+         32.90%
------------------------------------------------------------------------------------------------------------------
MFS Research                                      --              --            --          15.12%+         22.62%
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                  --              --            --          16.08%+          8.09%
------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                      --              --            --           3.87%+          5.54%
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity            --              --            --         (20.54)%+       (27.90)%
------------------------------------------------------------------------------------------------------------------
E/Q Putnam Balanced                               --              --            --          13.56%+         10.47%
------------------------------------------------------------------------------------------------------------------
E/Q Putnam Growth & Income Value                  --              --            --          15.28%+         11.47%
------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                       --              --            --          21.15%+          7.76%
------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                 --              --            --          (2.30)%+        12.33%
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                --              --            --          18.17%+        (11.09)%
------------------------------------------------------------------------------------------------------------------

----------
+ Return for these Portfolios represent less than 12 months of performance. The returns are as of each Portfolio's inception date as shown in Table 1.

--------------------------------------------------------------------------------
                                                Investment performance        21
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the Portfolios and may compare the performance or ranking of those options and the Portfolios with:


o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;


o other appropriate indices of investment securities and averages for peer universes of mutual funds; or


o data developed by us derived from such indices or averages.

We also may furnish to present to prospective contract owners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:


--------------------------------------------------------------------------------
 Barron's                                      Money Management Letter
--------------------------------------------------------------------------------
 Morningstar's Variable Annuity Sourcebook     Investment Dealers Digest
--------------------------------------------------------------------------------
 Business Week                                 National Underwriter
--------------------------------------------------------------------------------
 Forbes                                        Pension & Investments
--------------------------------------------------------------------------------
 Fortune                                       USA Today
--------------------------------------------------------------------------------
 Institutional Investor                        Investor's Business Daily
--------------------------------------------------------------------------------
 Money                                         The New York Times
--------------------------------------------------------------------------------
 Kiplinger's Personal Finance                  The Wall Street Journal
--------------------------------------------------------------------------------
 Financial Planning                            The Los Angeles Times
--------------------------------------------------------------------------------
 Investment Adviser                            The Chicago Tribune
--------------------------------------------------------------------------------
 Investment Management Weekly
--------------------------------------------------------------------------------

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:


o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and


o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION

Current yield for the Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the other options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the Alliance Money Market option.

--------------------------------------------------------------------------------
22   Investment performance
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The yields and effective yields assume the deduction of all contract charges and expenses other than the annual administrative charge, withdrawal charge, and any charge for taxes such as premium tax. For more information, see "Alliance Money Market Option Yield Information" and "Other Yield Information" in the SAI.

--------------------------------------------------------------------------------
                                                                             A-1
--------------------------------------------------------------------------------


THE FOLLOWING IS ADDED AFTER PAGE B-6 OF THE PROSPECTUS:


--------------------------------------------------------------------------------


SERIES 600 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION





------------------------------------------------------------------------
                                                         DECEMBER  31,
                                                             1998
------------------------------------------------------------------------
 THE HUDSON RIVER TRUST OPTIONS
------------------------------------------------------------------------
 ALLIANCE AGGRESSIVE STOCK
------------------------------------------------------------------------
     Unit value                                          $  90.25
------------------------------------------------------------------------
     Number of units outstanding (000's)                       --
------------------------------------------------------------------------
 ALLIANCE BALANCED
------------------------------------------------------------------------
      Unit value                                          $ 102.39
------------------------------------------------------------------------
      Number of units outstanding (000's)                       --
------------------------------------------------------------------------
 ALLIANCE COMMON STOCK
------------------------------------------------------------------------
      Unit value                                          $ 102.87
------------------------------------------------------------------------
      Number of units outstanding (000's)                       --
------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
------------------------------------------------------------------------
      Unit value                                          $ 102.74
------------------------------------------------------------------------
      Number of units outstanding (000's)                       --
------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX
------------------------------------------------------------------------
      Unit value                                          $ 103.69
------------------------------------------------------------------------
      Number of units outstanding (000's)                       --
------------------------------------------------------------------------
 ALLIANCE GLOBAL
------------------------------------------------------------------------
      Unit value                                          $  98.37
------------------------------------------------------------------------
      Number of units outstanding (000's)                       --
------------------------------------------------------------------------
 ALLIANCE GROWTH & INCOME
------------------------------------------------------------------------
      Unit value                                          $ 102.73
------------------------------------------------------------------------
      Number of units outstanding (000's)                       --
------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS
------------------------------------------------------------------------
      Unit value                                          $ 101.93
------------------------------------------------------------------------
      Number of units outstanding (000's)                       --
------------------------------------------------------------------------
 ALLIANCE HIGH YIELD
------------------------------------------------------------------------
      Unit value                                          $  89.20
------------------------------------------------------------------------
      Number of units outstanding (000's)                       --
------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
------------------------------------------------------------------------
      Unit value                                          $ 103.32
------------------------------------------------------------------------
      Number of units outstanding (000's)                       --
------------------------------------------------------------------------

--------------------------------------------------------------------------------
A-2
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SERIES 600 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)




-------------------------------------------------------------------
                                                    DECEMBER 31,
                                                       1998
-------------------------------------------------------------------
 ALLIANCE INTERNATIONAL
-------------------------------------------------------------------
      Unit value                                     $  93.00
-------------------------------------------------------------------
      Number of units outstanding (000's)                  --
-------------------------------------------------------------------
 ALLIANCE MONEY MARKET
-------------------------------------------------------------------
      Unit value                                     $ 101.68
-------------------------------------------------------------------
      Number of units outstanding (000's)                  --
-------------------------------------------------------------------
 ALLIANCE QUALITY BOND
-------------------------------------------------------------------
      Unit value                                     $ 103.62
-------------------------------------------------------------------
      Number of units outstanding (000's)                  --
-------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH
-------------------------------------------------------------------
      Unit value                                     $  86.94
-------------------------------------------------------------------
      Number of units outstanding (000's)                  --
-------------------------------------------------------------------
 EQ ADVISORS TRUST OPTIONS
-------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES
-------------------------------------------------------------------
      Unit value                                     $ 103.53
-------------------------------------------------------------------
      Number of units outstanding (000's)                  --
-------------------------------------------------------------------
 MFS RESEARCH
-------------------------------------------------------------------
      Unit value                                     $  99.10
-------------------------------------------------------------------
      Number of units outstanding (000's)                  --
-------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE EQUITY
-------------------------------------------------------------------
      Unit value                                     $  97.91
-------------------------------------------------------------------
      Number of units outstanding (000's)                  --
-------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY
-------------------------------------------------------------------
      Unit value                                     $  94.96
-------------------------------------------------------------------
      Number of units outstanding (000's)                  --
-------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY
-------------------------------------------------------------------
      Unit value                                     $  81.49
-------------------------------------------------------------------
      Number of units outstanding (000's)                  --
-------------------------------------------------------------------
 EQ/PUTNAM BALANCED
-------------------------------------------------------------------
      Unit value                                     $ 101.17
-------------------------------------------------------------------
      Number of units outstanding (000's)                  --
-------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                             A-3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SERIES 600 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)




--------------------------------------------------------------
                                                  DECEMBER  31,
                                                     1998
--------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
--------------------------------------------------------------
      Unit value                                   $ 100.60
--------------------------------------------------------------
      Number of units outstanding (000's)                 -
--------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
--------------------------------------------------------------
      Unit value                                   $ 101.12
--------------------------------------------------------------
      Number of units outstanding (000's)                 -
--------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK
--------------------------------------------------------------
      Unit value                                   $  94.15
--------------------------------------------------------------
      Number of units outstanding (000's)                 -
--------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE
--------------------------------------------------------------
      Unit value                                   $  82.88
--------------------------------------------------------------
      Number of units outstanding (000's)                 -
--------------------------------------------------------------